Leases - Additional Information (Details) $ in Thousands	Jun. 25, 2021 USD ($) item	Mar. 31, 2024	Mar. 31, 2024 USD ($)	Mar. 31, 2024 facility	Mar. 31, 2024 item	Mar. 09, 2024	Mar. 08, 2024	Dec. 31, 2023 USD ($)	Jul. 30, 2021
Number Of Finance Lease Facility				3	1
Number of vessel in operation | item					2
Advance payment			$ 3,055					$ 6,833
Lease agreement period		24 months							12 months
Option to extend							12 months
Lease, Practical Expedients, Package [true false]	true
Ardmore Sealeader [Member]
Lessor, Operating Lease, Term of Contract						12 months
CMBFL Shandong
Number of subsidiaries | item	2
Gross proceeds	$ 49,000
Transaction fees	$ 1,000